LORD ABBETT INVESTMENT TRUST

Lord Abbett Multi-Asset Balanced Opportunity Fund

Supplement dated December 9, 2022 to the

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

April 1, 2022, as supplemented

The following table replaces the table in the subsection under “Multi-Asset Balanced Opportunity Fund–Management–Portfolio Managers” on page 15 of the summary prospectus and on page 16 of the statutory prospectus.

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Giulio Martini, Partner and Director of Strategic Asset Allocation	2015
Robert A. Lee, Partner and Co-Head of Taxable Fixed Income	2016
Jeffrey O. Herzog, Managing Director and Portfolio Manager	2016
Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income	2022

The following paragraph replaces the fourth paragraph under “Management and Organization of the Funds” beginning on page 303 of the statutory prospectus:

Multi-Asset Balanced Opportunity Fund. Giulio Martini, Partner and Director of Strategic Asset Allocation, heads the Fund’s team. Mr. Martini joined Lord Abbett in 2015. Additional members of the Fund’s team are Robert A. Lee, Partner and Co-Head of Taxable Fixed Income, Jeffrey O. Herzog, Managing Director and Portfolio Manager, and Steven F. Rocco, Partner and Co-Head of Taxable Fixed Income. Messrs. Lee, Herzog, and Rocco joined Lord Abbett in 1997, 2013, and 2004, respectively. Messrs. Martini, Lee, Herzog, and Rocco, are jointly and primarily responsible for the day-to-day management of the Fund.

The following rows replace the applicable rows of the corresponding table under the heading “Multi-Asset Balanced Opportunity Fund” in the subsection titled “Portfolio Manager Information–Other Accounts Managed” beginning on page 7-1 of Part I of the statement of additional information (“SAI”):

	Number of Registered Investment Companies	Total Assets ($MM)	Number of Other Pooled Investment Vehicles	Total Assets ($MM)	Number of Other Accounts	Total Assets ($MM)
Multi-Asset Balanced Opportunity Fund
Giulio Martini	2	2,122.0	0	0	0	0
Robert A. Lee	15	123,185.4	11	14,005.3	2,451	931.3
Jeffrey O. Herzog	2	2,122.0	0	0	0	0
Steven F. Rocco[1]	N/A	N/A	N/A	N/A	N/A	N/A

1 Steven F. Rocco was newly added to the Fund effective December 9, 2022, and his other accounts managed will be reported in a future filing.

The following rows replace the applicable rows of the corresponding table under the heading “Multi-Asset Balanced Opportunity Fund” in the subsection titled “Portfolio Manager Information–Holdings of Portfolio Managers” beginning on page 7-1 of Part I of the SAI:

Ownership Of Securities	Aggregate Dollar Range of Securities
Multi-Asset Balanced Opportunity Fund
Giulio Martini	Over $1,000,000
Robert A. Lee	$100,001-$500,000
Jeffrey O. Herzog	$10,001-$50,000
Steven F. Rocco[1]	N/A

1 Steven F. Rocco was newly added to the Fund effective December 9, 2022, and his aggregate dollar range of securities will be reported in a future filing.

Please retain this document for your future reference.